Equity (Tables)	12 Months Ended
Jun. 30, 2019
Equity
Summary of warrant activity

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2018	—	—	$—	—
Granted/Acquired	86,732	86,732	$4.89	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2019	86,732	86,732	$4.89	4.89